Shareholders Equity Transactions	12 Months Ended
Dec. 31, 2011
Shareholders Equity Transactions [Abstract]
Shareholders Equity Transactions

8. Shareholders Equity Transactions

2011 Transactions

In the first quarter of 2011, the Company elected to pay the interest on its 10% Convertible Debentures for the sixth interest payment date, January 15, 2011, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2010 to January 15, 2011 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

In the third quarter of 2011, the Company elected to pay the interest on its 10% Convertible Debentures for the seventh interest payment date, July 15, 2011, in common stock to the remaining debenture holder. The dollar amount of interest incurred from January 15, 2011 to July 15, 2011 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

The interest conversion rate is defined as the greater of (i) the average of the five closing prices immediately prior to the applicable interest payment date, (ii) the closing price on the date of a second closing (which did not occur), and (iii) the closing price on the date of the first closing (which was $0.34).

As of December 31, 2011, the Company had reserved 4,459,312 common stock shares for outstanding stock options.

2010 Transactions

In the first quarter of 2010, the Company elected to pay the interest on its 10% Convertible Debentures due November 2012 incurred through the fourth interest payment date, January 15, 2010, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2009 to January 15, 2010 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

In the third quarter of 2010, the Company elected to pay the interest on its 10% Convertible Debentures due November 2012 incurred through the fifth interest payment date, July 15, 2010, in common stock to the remaining debenture holder. The dollar amount of interest incurred from January 15, 2010 to July 15, 2010 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

On September 3, 2010, Steven Leventer Ph.D., board member, was awarded 350,000 shares of non-qualified stock options. One-third of the options shall be exercisable as of the date hereof, one-third of the options shall be exercisable as of the first anniversary of the date hereof and one-third of the options shall be exercisable as of the second anniversary of the date hereof.

Subsequent Event

In the first quarter of 2012, the Company elected to pay the interest on its 10% Convertible Debentures for the eighth interest payment date, January 15, 2012, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2011 to January 15, 2012 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.